INVESTMENTS AT FAIR VALUE - Assets in Trust (Details) - EBP 401 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	$ 581,435,974	$ 650,028,697
Non-interest bearing cash	24,526	0
Net receivables	63,505	101,653
Investments, at fair value	581,524,005	650,130,350
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	9,342,330	14,149,314
Investments, at fair value	9,342,330	14,149,314
Investment in collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	545,089,404	601,455,147
Investment in registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	26,758,057	34,063,048
Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investment assets at fair value	$ 246,183	$ 361,188